CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2017
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
21.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

 Under PRC laws and regulations, the Company’s PRC subsidiary E-Sun Sky Computer and VIEs are restricted in their ability to transfer certain of its net assets to the Company in the form of dividend payments, loans and/or advances. The amounts restricted include paid up capital, retained earnings and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB317,894 (US$48,859) as of December 31, 2017. The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	341,671	1,304	200
Time deposits	700,637	-	-
Other current assets	23,728	20,257	3,113
Amounts due from intergroup companies	194,117	400,659	61,580

Total current assets	1,260,153	422,220	64,893

Non-current assets:
Investment in subsidiaries and VIEs	566,267	1,060,273	162,961
Property and equipment, net	343	241	37

Total non-current assets	566,610	1,060,514	162,998

TOTAL ASSETS	1,826,763	1,482,734	227,891

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	43	544	84
Accrued expenses and other liabilities	112,548	68,015	10,453
Amounts due to intergroup companies	4,641	4,401	676

Total current liabilities	117,232	72,960	11,213

TOTAL LIABILITIES	117,232	72,960	11,213

Shareholders’ equity:
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2016 and 2017; 335,494,792 and 333,787,552 shares issued and outstanding as of December 31, 2016 and 2017, respectively	115	115	17
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2016 and 2017; 74,400,299 and 74,400,299 shares issued and outstanding as of December 31,2016 and 2017, respectively	28	28	4
Additional paid-in capital	2,198,385	2,295,111	352,753
Treasury shares	(123,258)	(143,780)	(22,099)
Accumulated other comprehensive income	172,589	116,051	17,837
Accumulated deficit and statutory reserve	(538,328)	(857,751)	(131,834)

Total shareholder’s equity	1,709,531	1,409,774	216,678

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,826,763	1,482,734	227,891

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	(330)	(402)	(497)	(76)
General and administrative	(13,160)	(15,934)	(68,260)	(10,491)

Total operating expenses	(13,490)	(16,336)	(68,757)	(10,567)

Indemnity cost	-	(9,979)	-	-
Other operating income	-	39	-	-

Operating loss	(13,490)	(26,276)	(68,757)	(10,567)
Interest income	8,703	10,269	4,818	741
Equity in (loss) profits of subsidiaries and VIEs	(319,110)	(186,958)	(253,160)	(38,911)

Loss before income tax	(323,897)	(202,965)	(317,099)	(48,737)
Income tax benefit	-	-	-	-

Net loss	(323,897)	(202,965)	(317,099)	(48,737)

Other comprehensive income
Foreign currency translation gain (loss)	66,851	82,347	(56,196)	(8,637)
Change in fair value of AFS	-	-	(733)	(113)

Comprehensive loss	(257,046)	(120,618)	(374,028)	(57,487)

Condensed statements of cash flows

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net cash (used in) provided by operating activities	(2,266)	25,679	(270,965)	(41,647)
Net cash (used in) provided by investing activities	(865,971)	413,401	3,065	471
Net cash provided by (used in) financing activities	748,755	(118,484)	(11,945)	(1,836)
Effect of exchange rate changes on cash and cash equivalents	46,328	481	(60,522)	(9,302)
Net (decrease) increase in cash and cash equivalents	(73,154)	321,077	(340,367)	(52,314)
Cash and cash equivalents at beginning of the year	93,748	20,594	341,671	52,514
Cash and cash equivalents at end of the year	20,594	341,671	1,304	200

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits (losses) of subsidiaries and VIEs” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.